Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Computed expected income tax (benefit) expense	$ (4,600,631)	$ (967,185)	$ 169,389
Tax rate differential benefit from tax holiday	1,805,951	180,996	(246,999)
Permanent differences	248,636	(203,842)	(1,376,474)
Tax effect of deductible temporary differences not recognized	1,826,684	333,891	(170,685)
Non-deductible tax loss	648,044	381,660	423,538
Income tax (benefit)	$ (71,316)	$ (274,480)	$ (1,201,231)